Additional disclosure requirements - Schedule of preference shares and preferred securities (Details) - Financial liabilities at amortized cost - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Subordinated
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 9,294	€ 10,032
Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	205	211
Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 9,089	€ 9,821